Property, plant and equipment, net - Schedule of Depreciation Charges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total depreciation	€ 787.3	€ 605.6	€ 445.2
Cost of sales
Property, Plant and Equipment [Line Items]
Total depreciation	398.4	330.4	248.2
R&D costs
Property, Plant and Equipment [Line Items]
Total depreciation	340.5	236.2	163.7
SG&A
Property, Plant and Equipment [Line Items]
Total depreciation	€ 48.4	€ 39.0	€ 33.3